Leases (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Lease cost
The components of lease cost related to operating leases for the periods presented were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating lease cost	$180,450	$65,781	$335,502	$100,757
Variable lease cost	57,851	10,524	101,780	13,438
Total lease cost	$238,301	$76,305	$437,282	$114,195

The components of total lease cost related to leases for the years ended December 31, 2022, 2023, and 2024 were as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Operating lease cost:
Operating lease cost	$236	$41,515	$288,628
Finance lease cost:
Amortization of ROU assets	$1,904	$3,050	$18,565
Interest on lease liabilities	903	868	8,709
Total finance lease cost	$2,807	$3,918	$27,274
Variable lease cost	$370	$16,028	$54,633
Total lease cost	$3,413	$61,461	$370,535

Assets and liabilities, lessee
Supplemental condensed consolidated cash flow and other information related to operating leases for the periods presented were as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$301,288	$79,428

Information relating to the lease term and discount rate for operating leases were as follows:

	June 30, 2025	December 31, 2024
Weighted-average remaining lease term (in years):
Operating leases	9	9
Weighted-average discount rate:
Operating leases	12%	12%

Supplemental consolidated balance sheet information related to leases were as follows (in thousands):

	December 31, 2023	December 31, 2024
Operating leases:
Operating lease ROU assets	$461,966	$2,589,547
Operating lease liabilities, current	$39,789	$213,104
Operating lease liabilities, non-current	432,653	2,388,912
Total operating lease liabilities	$472,442	$2,602,016
Finance leases:
Property and equipment	$15,250	$157,146
Less: amortization	(4,954)	(23,544)
Property and equipment, net	$10,296	$133,602

	December 31, 2023	December 31, 2024
Finance lease liabilities, current	$3,534	$57,801
Finance lease liabilities, non-current	510	34,120
Total finance lease liabilities	$4,044	$91,921

Supplemental consolidated cash flow and other information related to leases for the years ended December 31, 2022, 2023, and 2024 were as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$456	$30,381	$253,285
Operating cash flows from finance leases	903	868	8,709
Financing cash flows from finance leases	3,840	7,606	54,052

Information relating to the lease term and discount rate for the years ended December 31, 2022, 2023, and 2024 were as follows:

	Year Ended December 31,
	2022	2023	2024
Weighted-average remaining lease term (in years):
Operating leases	6	8	9
Finance leases	2	1	2
Weighted-average discount rate:
Operating leases	12%	12%	12%
Finance leases	11%	11%	11%

Lease payments for operating leases and finance leases
The future lease payments included in the measurement of the Company’s operating lease liabilities and finance lease liabilities as of December 31, 2024, were as follows (in thousands):

	Future Payments
Years Ending December 31,	Operating Leases	Finance Leases
2025	$507,855	$64,267
2026	525,805	35,000
2027	538,988	—
2028	544,028	—
2029	475,670	—
Thereafter	1,775,509	—
Total undiscounted lease payments	4,367,855	99,267
Less: imputed interest	(1,765,839)	(7,346)
Present value of lease liabilities	$2,602,016	$91,921